Trade and other receivables - Impairment allowance (Details) R in Millions	12 Months Ended
	Dec. 31, 2022 ZAR (R) R / $	Dec. 31, 2021 ZAR (R) R / $	Dec. 31, 2020 ZAR (R) R / $	Dec. 31, 2022 R / €
Currency risk
Disclosure of disaggregation of revenue from contracts with customers [line items]
Exchange rates (in ZAR per USD)	17.03	15.94	14.69	18.22
Currency risk | Trade receivables
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage decrease in risk assumption	1.00%
Percentage increase in risk assumption	1.00%
Exchange rates (in ZAR per USD) | R / $	17.03
Effect on net profit or loss	R 35
Other trade receivables
Disclosure of disaggregation of revenue from contracts with customers [line items]
Balance at beginning of the year	904	R 1,021
Balance at end of the year	1,389	904	R 1,021
PGM sales concentrate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Balance at beginning of the year	3,794	4,030
Balance at end of the year	R 3,564	3,794	4,030
PGM sales concentrate | Commodity price risk
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage decrease in risk assumption	1.00%
Percentage increase in risk assumption	1.00%
Effect on revenue and receivable balance	R 28
Financial instruments credit-impaired | Other trade receivables
Disclosure of disaggregation of revenue from contracts with customers [line items]
Balance at beginning of the year	201	199	140
Impairment allowance recognised in profit or loss for the year	28	3	59
Impaired financial assets recovered during the year	(15)	(1)	0
Balance at end of the year	R 214	R 201	R 199